Equity - Summary of Capital Stock Activity (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Stock Activity [Roll Forward]
Beginning balance (in shares)	146,085,696	146,000,000
Outstanding (in shares)	145,981,684	146,000,000
Ending balance (in shares)	146,461,249	146,085,696	146,000,000
Outstanding (in shares)	146,361,981	145,981,684	146,000,000
Treasury Stock [Roll Forward]
Beginning balance (in shares)	(104,012)	0
Purchases of treasury stock - deferred compensation plan (in shares)	(104,012)
Net sales of treasury stock - deferred compensation plan (in shares)	4,744
Ending balance (in shares)	(99,268)	(104,012)	0
FMC Plan | Restricted Stock Units (RSUs)
Capital Stock Activity [Roll Forward]
Stock issued during period (in shares)	131,648	5,092
Livent Plan
Capital Stock Activity [Roll Forward]
Stock issued during period (in shares)	119,392
Livent Plan | Restricted Stock Units (RSUs)
Capital Stock Activity [Roll Forward]
Stock issued during period (in shares)	124,513	80,604
Issued to FMC - transfer of Lithium Business assets
Capital Stock Activity [Roll Forward]
Stock issued during period (in shares)			123,000,000
Initial public offering
Capital Stock Activity [Roll Forward]
Stock issued during period (in shares)			20,000,000
Over-allotment Option Exercise
Capital Stock Activity [Roll Forward]
Stock issued during period (in shares)			3,000,000